NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Promissory notes sold in January and February 2012	$ 900,000		$ 900,000
Promissory notes sold in August and September 2012	1,600,000		1,600,000
Promissory notes sold in September 2012	200,000		200,000
Promissory notes, principal	3,102,000		3,102,000
Loss on extinguishment of debt	(197,383)		(10,505,247)
Warrants exercised in exchange for debt and accrued interest			3,102,000
Warrants exercised in exchange for debt and accrued interest, number warrants			8,145,486
Amortization of debt discount	50,099	14,360	1,159,375	17,950
Notes payable, net of debt discount of $1,597,644 and $0, respectively	3,341,686		3,341,686
Debt discount on notes payable	1,350,162		1,350,162		0
Beneficial Conversion Feature			(6,716,504)
First United line of credit, maximum	300,000		300,000
First United line of credit, Personal Guarantees	100,000		100,000
First United line of credit, Personal Guarantees Warrants Issued			613,713
First United line of credit, Interest Rate	3.02%		3.02%
First United line of credit, extension Interest Rate			2.35%
First United line of credit, Outstanding Principal	299,220		299,220
Notes Term			6
Notes Paydown July 2011			200,000
Notes extension			300,000
Notes Paydown October 2011			50,000
Interest Accrued - VitaMed Promissory Notes paid in full			2,160
Promissory notes extended through October 15, 2012 - Milligan			50,000
Promissory notes extended through October 15, 2012 - BF Investments			50,000
Promissory Notes Issued December 2011			100,000
Promissory Notes Issued December 2011, value of each note			50,000
Promissory Notes Issued December 2011 outstanding balance	50,000		50,000
Interest Accrued and paid in full - Promissory Notes Issued December 2011			888
Notes payable, related parties	150,000		150,000		200,000
February 24 Debt Issuance
New Funding			1,000,000
Notes surrendered			1,700,000
Accrued Interest forfeited			15,124
Warrants Issued - Note Modification			5,685,300
Warrants Issued - new Funding			3,314,700
Fair Value of Prior Notes Extinguished			1,517,741
Debt Discount from February 24, 2012 note			197,384
Loss on extinguishment of debt			10,307,864
FV Warrants - treated as Debt Discount			859,647
Interest Expense			859,647
Additional Funding - March-May2012			2,000,000
Warrants exercised in exchange for debt and accrued interest			3,102,000
Warrants exercised in exchange for debt and accrued interest, number warrants			8,145,486
June 19 Debt Issuance
New Funding			2,000,000
Notes surrendered			2,691,847
Warrants Issued - new Funding			7,000,000
FV Warrants - treated as Debt Discount			1,649,890
Interest Rate of June 19, 2012 notes			6.00%
Amortization of debt discount	247,482		299,728
Debt discount on notes payable	1,350,162		1,350,162
February 24 and June 19 combined Debt Issuance
Amortization of debt discount	67,095		98,698
VitaMed Promissory Note
Promissory notes, principal	500,000		500,000
Warrants Issued	613,718		613,718
Interest Expense			33,204
VitaMed Senior Secured Promissory Notes Interest Rate	6.00%		6.00%
VitaMed Senior Secured Promissory Notes Issued, balance of note converted	1,054,647		1,054,647
Notes converted to shares, number of shares	2,775,415		2,775,415
Conversion Price Per share	$ 0.38		$ 0.38
Notes conversion, value	100,000		100,000
Notes conversion Common Stock	266,822		266,822
Notes conversion Common Stock price	$ 0.38		$ 0.38
First United Line of Credit
Interest Expense	1,817		6,526
December 2011 Debt Issuance
Interest Expense	1,497		6,344
Promissory Note Individual | February 24 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	1,358,014		1,358,014
Warrants Issued			4,500,000
Notes surrendered			1,347,128
Promissory Note Individual | June 19 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	2,347,128		2,347,128
Promissory Note Entity | February 24 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	1,357,110		1,357,110
Warrants Issued			4,500,000
Notes surrendered			1,344,719
Promissory Note Entity | June 19 Debt Issuance
Interest rate on promissory notes	6.00%		6.00%
Promissory notes, principal	$ 2,344,719		$ 2,344,719